Pay vs Performance Disclosure	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 06, 2025	Dec. 31, 2024	Dec. 31, 2025	Oct. 02, 2024	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed
					Average	Average	$100 Investment
	Summary	Summary			Summary	Compensation	Based on:
	Compensation	Compensation	Compensation	Compensation	Compensation	Actually Paid	Total	Peer Group
	Table Total for	Table Total for	Actually Paid	Actually Paid	Table Total for	to Non-PEO	Shareholder	Shareholder	Net	Diluted
Year	First PEO(1)	Second PEO(1)	to First PEO	to Second PEO	Non-PEO NEOs	NEOs	Return	Return(2)	Income(3)	EPS
2025	12,839,719	1,065,486	24,509,304	1,595,756	1,513,190	2,187,869	78	90	(167.1)	(4.61)
2024	2,035,442	6,294,390	1,988,228	817,276	1,492,742	1,062,511	54	108	(430.3)	(11.85)
2023	5,291,042	n/a	(1,080,067)	n/a	1,718,066	218,609	62	114	(5.4)	(0.15)
2022	5,394,470	n/a	7,321,335	n/a	1,632,294	1,902,483	93	107	211.6	5.50
2021	4,822,288	n/a	3,458,254	n/a	2,158,730	1,915,624	95	125	118.1	2.95
(1)	Represents the amount reported for each of the corresponding years in the “Total” column of the Summary Compensation Table for David H. Li (CEO) and Luis Fernandez-Moreno (former interim CEO) the Company’s PEOs in fiscal year 2025, Luis Fernandez-Moreno (former interim CEO) and John C. Fortson (former CEO), the Company’s PEOs in fiscal year 2024, and for John C. Fortson, the Company’s PEO during fiscal years 2023, 2022, and 2021.
(2)	The peer group used for this purpose is the following published industry index: S&P 600 Chemicals Index.
(3)	Represents the amount of Net Income reflected in the Company’s audited financial statements for the applicable year.

The table below shows the additions and deductions to calculate Compensation Actually Paid as well as the executives covered in each fiscal year.(4)

	2021		2022		2023		2024			2025
		Average		Average		Average			Average			Average
		Non-PEO		Non-PEO		Non-PEO			Non-PEO			Non-PEO
	1st PEO	NEO	1st PEO	NEO	1st PEO	NEO	1st PEO	2nd PEO	NEO	1st PEO	2nd PEO	NEO

		Mary							Mary
		Dean Hall;		Mary		Mary			Dean Hall;			Mary
		Stacy L.		Dean Hall;		Dean Hall;			Stacy L.			Dean Hall;
		Cozad;		Stacy L.		Stacy L.			Cozad;			S. Edward
		Michael P.		Cozad;		Cozad;			S. Edward			Woodcock;
		Smith;		S. Edward		Rich White;	Luis		Woodcock;		Luis	Rich White;
	John C.	S. Edward	John C.	Woodcock;	John C.	S. Edward	Fernandez-	John C.	Rich White;		Fernandez-	Ryan Fisher;
	Fortson	Woodcock	Fortson	Rich White	Fortson	Woodcock	Moreno	Fortson	Ryan Fisher	David Li	Moreno	Terry Dyer
SCT Total	4,822,288	2,158,730	5,394,470	1,632,294	5,291,042	1,718,066	2,035,442	6,294,390	1,492,742	12,839,719	1,065,486	1,513,190
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(2,475,054)	(1,077,066)	(2,820,065)	(630,718)	(4,000,032)	(1,049,604)	(1,135,076)	(4,683,951)	(829,969)	(10,500,093)	(135,017)	(679,927)
Increase of Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,360,413	1,051,388	3,312,410	735,497	1,227,626	282,949	1,087,862	0	558,077	22,169,678	240,093	1,022,634
Increase of Fair Value of Awards Granted during Applicable FY that Vested as of Applicable FY End, determined as of Applicable FY End	0	0	0	0	0	0	0	0	0	0	0	0
Increase/deduction for Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End, determined based on change in Fair Value from Prior FY End to Applicable FY End	(1,109,324)	(178,326)	1,512,795	196,153	(3,874,416)	(820,193)	0	(154,637)	(41,541)	0	204,997	302,841
Increase/deduction for Awards Granted during Prior FYs that Vested During Applicable FY, determined based on change in Fair Value from Prior FY End to Vesting Date	(140,069)	(39,102)	(78,275)	(30,741)	481,618	104,701	0	267,327	(3,635)	0	220,196	51,404
Deduction of Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	0	0	0	0	(205,906)	(17,310)	0	(905,853)	(113,163)	0	0	(22,273)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	0	0	0	0	0	0	0	0	0	0	0	0
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	0	0	0	0	0	0	0	0	0	0	0	0
Deduction for Change in the Actuarial Present Values reported under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" Column of the Summary Compensation Table for Applicable FY	0	0	0	0	0	0	0	0	0	0	0	0
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	0	0	0	0	0	0	0	0	0	0	0	0
Total Adjustments	(1,364,034)	(243,106)	1,926,865	270,190	(6,371,109)	(1,499,457)	(47,214)	(5,477,114)	(430,231)	11,669,585	530,269	674,679
Compensation Actually Paid	3,458,254	1,915,624	7,321,335	1,902,483	(1,080,067)	218,609	1,988,228	817,276	1,062,511	24,509,304	1,595,756	2,187,869

(4)	Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Pay Versus Performance are estimated at close-day stock price as of 12/31/2025, calculations are subject to change)

	2021		2022		2023		2024			2025
		Average		Average		Average			Average			Average
		Non-PEO		Non-PEO		Non-PEO			Non-PEO			Non-PEO
	1st PEO	NEO	1st PEO	NEO	1st PEO	NEO	1st PEO	2nd PEO	NEO	1st PEO	2nd PEO	NEO

		Mary		Mary					Mary
		Dean Hall;		Dean Hall;		Mary			Dean Hall;			Mary
		Stacy L.		Stacy L.		Dean Hall;			Stacy			Dean Hall;
		Cozad;		Cozad;		Stacy L.			L. Cozad;			S. Edward
		Michael P.		Michael P.		Cozad;			S. Edward			Woodcock;
		Smith;		Smith;		S. Edward	Luis		Woodcock;		Luis	Rich White;
	John C.	S. Edward	John C.	S. Edward	John C.	Woodcock;	Fernandez-	John C.	Rich White;	David H.	Fernandez-	Ryan Fisher;
	Fortson	Woodcock	Fortson	Woodcock	Fortson	Rich White	Moreno	Fortson	Ryan Fisher	Li	Moreno	Terry Dyer
Increase/deduction for Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End, determined based on change in Fair Value from Prior FY End to Applicable FY End	(1,109,324)	(178,326)	1,512,795	196,153	(3,874,416)	(820,193)	0	(154,637)	(820,193)	0	204,997	302,841
Increase/deduction for Awards Granted during Prior FYs that Vested During Applicable FY, determined based on change in Fair Value from Prior FY End to Vesting Date	(140,069)	(39,102)	(78,275)	(30,741)	481,618	104,701	0	267,327	104,701	0	220,196	51,404
Deduction of Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	0	0	0	0	(205,906)	(17,310)	0	(905,853)	(17,310)	0	0	(22,273)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	0	0	0	0	0	0	0	0	0	0	0	0
Increase based on Incremental Fair Value of Options/ SARs Modified during Applicable FY	0	0	0	0	0	0	0	0	0	0	0	0

	2021		2022		2023		2024			2025
		Average		Average		Average			Average			Average
		Non-PEO		Non-PEO		Non-PEO			Non-PEO			Non-PEO
	1st PEO	NEO	1st PEO	NEO	1st PEO	NEO	1st PEO	2nd PEO	NEO	1st PEO	2nd PEO	NEO

		Mary							Mary
		Dean Hall;		Mary					Dean Hall;			Mary
		Stacy L.		Dean Hall;		Mary			Stacy			Dean Hall;
		Cozad;		Stacy L.		Dean Hall;			L. Cozad;			S. Edward
		Michael P.		Cozad;		Stacy L.			S. Edward			Woodcock;
		Smith;		S. Edward		Cozad;	Luis		Woodcock;		Luis	Rich White;
	John C.	S. Edward	John C.	Woodcock;	John C.	Rich White; S. Edward	Fernandez-	John C.	Rich White;	David H.	Fernandez-	Ryan Fisher;
	Fortson	Woodcock	Fortson	Rich White	Fortson	Woodcock	Moreno	Fortson	Ryan Fisher	Li	Moreno	Terry Dyer
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	0	0	0	0	0	0	0	0	0	0	0	0
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	0	0	0	0	0	0	0	0	0	0	0	0
Total Adjustments	(1,364,034)	(243,106)	1,926,865	270,190	(6,371,109)	(1,499,457)	(47,214)	(5,477,114)	(430,231)	11,669,585	530,269	674,679
Compensation Actually Paid	3,458,254	1,915,624	7,321,335	1,902,483	(1,080,067)	218,609	1,988,228	817,276	1,062,511	24,509,304	1,595,756	2,187,869
(3)	Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Company Selected Measure Name					Diluted
Named Executive Officers, Footnote
(1)	Represents the amount reported for each of the corresponding years in the “Total” column of the Summary Compensation Table for David H. Li (CEO) and Luis Fernandez-Moreno (former interim CEO) the Company’s PEOs in fiscal year 2025, Luis Fernandez-Moreno (former interim CEO) and John C. Fortson (former CEO), the Company’s PEOs in fiscal year 2024, and for John C. Fortson, the Company’s PEO during fiscal years 2023, 2022, and 2021.

Peer Group Issuers, Footnote
(2)	The peer group used for this purpose is the following published industry index: S&P 600 Chemicals Index.

Adjustment To PEO Compensation, Footnote

	2021		2022		2023		2024			2025
		Average		Average		Average			Average			Average
		Non-PEO		Non-PEO		Non-PEO			Non-PEO			Non-PEO
	1st PEO	NEO	1st PEO	NEO	1st PEO	NEO	1st PEO	2nd PEO	NEO	1st PEO	2nd PEO	NEO

		Mary							Mary
		Dean Hall;		Mary		Mary			Dean Hall;			Mary
		Stacy L.		Dean Hall;		Dean Hall;			Stacy L.			Dean Hall;
		Cozad;		Stacy L.		Stacy L.			Cozad;			S. Edward
		Michael P.		Cozad;		Cozad;			S. Edward			Woodcock;
		Smith;		S. Edward		Rich White;	Luis		Woodcock;		Luis	Rich White;
	John C.	S. Edward	John C.	Woodcock;	John C.	S. Edward	Fernandez-	John C.	Rich White;		Fernandez-	Ryan Fisher;
	Fortson	Woodcock	Fortson	Rich White	Fortson	Woodcock	Moreno	Fortson	Ryan Fisher	David Li	Moreno	Terry Dyer
SCT Total	4,822,288	2,158,730	5,394,470	1,632,294	5,291,042	1,718,066	2,035,442	6,294,390	1,492,742	12,839,719	1,065,486	1,513,190
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(2,475,054)	(1,077,066)	(2,820,065)	(630,718)	(4,000,032)	(1,049,604)	(1,135,076)	(4,683,951)	(829,969)	(10,500,093)	(135,017)	(679,927)
Increase of Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,360,413	1,051,388	3,312,410	735,497	1,227,626	282,949	1,087,862	0	558,077	22,169,678	240,093	1,022,634
Increase of Fair Value of Awards Granted during Applicable FY that Vested as of Applicable FY End, determined as of Applicable FY End	0	0	0	0	0	0	0	0	0	0	0	0
Increase/deduction for Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End, determined based on change in Fair Value from Prior FY End to Applicable FY End	(1,109,324)	(178,326)	1,512,795	196,153	(3,874,416)	(820,193)	0	(154,637)	(41,541)	0	204,997	302,841
Increase/deduction for Awards Granted during Prior FYs that Vested During Applicable FY, determined based on change in Fair Value from Prior FY End to Vesting Date	(140,069)	(39,102)	(78,275)	(30,741)	481,618	104,701	0	267,327	(3,635)	0	220,196	51,404
Deduction of Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	0	0	0	0	(205,906)	(17,310)	0	(905,853)	(113,163)	0	0	(22,273)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	0	0	0	0	0	0	0	0	0	0	0	0
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	0	0	0	0	0	0	0	0	0	0	0	0
Deduction for Change in the Actuarial Present Values reported under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" Column of the Summary Compensation Table for Applicable FY	0	0	0	0	0	0	0	0	0	0	0	0
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	0	0	0	0	0	0	0	0	0	0	0	0
Total Adjustments	(1,364,034)	(243,106)	1,926,865	270,190	(6,371,109)	(1,499,457)	(47,214)	(5,477,114)	(430,231)	11,669,585	530,269	674,679
Compensation Actually Paid	3,458,254	1,915,624	7,321,335	1,902,483	(1,080,067)	218,609	1,988,228	817,276	1,062,511	24,509,304	1,595,756	2,187,869

(4)	Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Pay Versus Performance are estimated at close-day stock price as of 12/31/2025, calculations are subject to change)

	2021		2022		2023		2024			2025
		Average		Average		Average			Average			Average
		Non-PEO		Non-PEO		Non-PEO			Non-PEO			Non-PEO
	1st PEO	NEO	1st PEO	NEO	1st PEO	NEO	1st PEO	2nd PEO	NEO	1st PEO	2nd PEO	NEO

		Mary		Mary					Mary
		Dean Hall;		Dean Hall;		Mary			Dean Hall;			Mary
		Stacy L.		Stacy L.		Dean Hall;			Stacy			Dean Hall;
		Cozad;		Cozad;		Stacy L.			L. Cozad;			S. Edward
		Michael P.		Michael P.		Cozad;			S. Edward			Woodcock;
		Smith;		Smith;		S. Edward	Luis		Woodcock;		Luis	Rich White;
	John C.	S. Edward	John C.	S. Edward	John C.	Woodcock;	Fernandez-	John C.	Rich White;	David H.	Fernandez-	Ryan Fisher;
	Fortson	Woodcock	Fortson	Woodcock	Fortson	Rich White	Moreno	Fortson	Ryan Fisher	Li	Moreno	Terry Dyer
Increase/deduction for Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End, determined based on change in Fair Value from Prior FY End to Applicable FY End	(1,109,324)	(178,326)	1,512,795	196,153	(3,874,416)	(820,193)	0	(154,637)	(820,193)	0	204,997	302,841
Increase/deduction for Awards Granted during Prior FYs that Vested During Applicable FY, determined based on change in Fair Value from Prior FY End to Vesting Date	(140,069)	(39,102)	(78,275)	(30,741)	481,618	104,701	0	267,327	104,701	0	220,196	51,404
Deduction of Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	0	0	0	0	(205,906)	(17,310)	0	(905,853)	(17,310)	0	0	(22,273)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	0	0	0	0	0	0	0	0	0	0	0	0
Increase based on Incremental Fair Value of Options/ SARs Modified during Applicable FY	0	0	0	0	0	0	0	0	0	0	0	0

	2021		2022		2023		2024			2025
		Average		Average		Average			Average			Average
		Non-PEO		Non-PEO		Non-PEO			Non-PEO			Non-PEO
	1st PEO	NEO	1st PEO	NEO	1st PEO	NEO	1st PEO	2nd PEO	NEO	1st PEO	2nd PEO	NEO

		Mary							Mary
		Dean Hall;		Mary					Dean Hall;			Mary
		Stacy L.		Dean Hall;		Mary			Stacy			Dean Hall;
		Cozad;		Stacy L.		Dean Hall;			L. Cozad;			S. Edward
		Michael P.		Cozad;		Stacy L.			S. Edward			Woodcock;
		Smith;		S. Edward		Cozad;	Luis		Woodcock;		Luis	Rich White;
	John C.	S. Edward	John C.	Woodcock;	John C.	Rich White; S. Edward	Fernandez-	John C.	Rich White;	David H.	Fernandez-	Ryan Fisher;
	Fortson	Woodcock	Fortson	Rich White	Fortson	Woodcock	Moreno	Fortson	Ryan Fisher	Li	Moreno	Terry Dyer
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	0	0	0	0	0	0	0	0	0	0	0	0
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	0	0	0	0	0	0	0	0	0	0	0	0
Total Adjustments	(1,364,034)	(243,106)	1,926,865	270,190	(6,371,109)	(1,499,457)	(47,214)	(5,477,114)	(430,231)	11,669,585	530,269	674,679
Compensation Actually Paid	3,458,254	1,915,624	7,321,335	1,902,483	(1,080,067)	218,609	1,988,228	817,276	1,062,511	24,509,304	1,595,756	2,187,869
(3)	Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Non-PEO NEO Average Total Compensation Amount					$ 1,513,190	$ 1,492,742	$ 1,718,066	$ 1,632,294	$ 2,158,730
Non-PEO NEO Average Compensation Actually Paid Amount					$ 2,187,869	1,062,511	218,609	1,902,483	1,915,624
Adjustment to Non-PEO NEO Compensation Footnote

	2021		2022		2023		2024			2025
		Average		Average		Average			Average			Average
		Non-PEO		Non-PEO		Non-PEO			Non-PEO			Non-PEO
	1st PEO	NEO	1st PEO	NEO	1st PEO	NEO	1st PEO	2nd PEO	NEO	1st PEO	2nd PEO	NEO

		Mary							Mary
		Dean Hall;		Mary		Mary			Dean Hall;			Mary
		Stacy L.		Dean Hall;		Dean Hall;			Stacy L.			Dean Hall;
		Cozad;		Stacy L.		Stacy L.			Cozad;			S. Edward
		Michael P.		Cozad;		Cozad;			S. Edward			Woodcock;
		Smith;		S. Edward		Rich White;	Luis		Woodcock;		Luis	Rich White;
	John C.	S. Edward	John C.	Woodcock;	John C.	S. Edward	Fernandez-	John C.	Rich White;		Fernandez-	Ryan Fisher;
	Fortson	Woodcock	Fortson	Rich White	Fortson	Woodcock	Moreno	Fortson	Ryan Fisher	David Li	Moreno	Terry Dyer
SCT Total	4,822,288	2,158,730	5,394,470	1,632,294	5,291,042	1,718,066	2,035,442	6,294,390	1,492,742	12,839,719	1,065,486	1,513,190
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(2,475,054)	(1,077,066)	(2,820,065)	(630,718)	(4,000,032)	(1,049,604)	(1,135,076)	(4,683,951)	(829,969)	(10,500,093)	(135,017)	(679,927)
Increase of Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,360,413	1,051,388	3,312,410	735,497	1,227,626	282,949	1,087,862	0	558,077	22,169,678	240,093	1,022,634
Increase of Fair Value of Awards Granted during Applicable FY that Vested as of Applicable FY End, determined as of Applicable FY End	0	0	0	0	0	0	0	0	0	0	0	0
Increase/deduction for Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End, determined based on change in Fair Value from Prior FY End to Applicable FY End	(1,109,324)	(178,326)	1,512,795	196,153	(3,874,416)	(820,193)	0	(154,637)	(41,541)	0	204,997	302,841
Increase/deduction for Awards Granted during Prior FYs that Vested During Applicable FY, determined based on change in Fair Value from Prior FY End to Vesting Date	(140,069)	(39,102)	(78,275)	(30,741)	481,618	104,701	0	267,327	(3,635)	0	220,196	51,404
Deduction of Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	0	0	0	0	(205,906)	(17,310)	0	(905,853)	(113,163)	0	0	(22,273)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	0	0	0	0	0	0	0	0	0	0	0	0
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	0	0	0	0	0	0	0	0	0	0	0	0
Deduction for Change in the Actuarial Present Values reported under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" Column of the Summary Compensation Table for Applicable FY	0	0	0	0	0	0	0	0	0	0	0	0
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	0	0	0	0	0	0	0	0	0	0	0	0
Total Adjustments	(1,364,034)	(243,106)	1,926,865	270,190	(6,371,109)	(1,499,457)	(47,214)	(5,477,114)	(430,231)	11,669,585	530,269	674,679
Compensation Actually Paid	3,458,254	1,915,624	7,321,335	1,902,483	(1,080,067)	218,609	1,988,228	817,276	1,062,511	24,509,304	1,595,756	2,187,869

(4)	Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Pay Versus Performance are estimated at close-day stock price as of 12/31/2025, calculations are subject to change)

	2021		2022		2023		2024			2025
		Average		Average		Average			Average			Average
		Non-PEO		Non-PEO		Non-PEO			Non-PEO			Non-PEO
	1st PEO	NEO	1st PEO	NEO	1st PEO	NEO	1st PEO	2nd PEO	NEO	1st PEO	2nd PEO	NEO

		Mary		Mary					Mary
		Dean Hall;		Dean Hall;		Mary			Dean Hall;			Mary
		Stacy L.		Stacy L.		Dean Hall;			Stacy			Dean Hall;
		Cozad;		Cozad;		Stacy L.			L. Cozad;			S. Edward
		Michael P.		Michael P.		Cozad;			S. Edward			Woodcock;
		Smith;		Smith;		S. Edward	Luis		Woodcock;		Luis	Rich White;
	John C.	S. Edward	John C.	S. Edward	John C.	Woodcock;	Fernandez-	John C.	Rich White;	David H.	Fernandez-	Ryan Fisher;
	Fortson	Woodcock	Fortson	Woodcock	Fortson	Rich White	Moreno	Fortson	Ryan Fisher	Li	Moreno	Terry Dyer
Increase/deduction for Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End, determined based on change in Fair Value from Prior FY End to Applicable FY End	(1,109,324)	(178,326)	1,512,795	196,153	(3,874,416)	(820,193)	0	(154,637)	(820,193)	0	204,997	302,841
Increase/deduction for Awards Granted during Prior FYs that Vested During Applicable FY, determined based on change in Fair Value from Prior FY End to Vesting Date	(140,069)	(39,102)	(78,275)	(30,741)	481,618	104,701	0	267,327	104,701	0	220,196	51,404
Deduction of Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	0	0	0	0	(205,906)	(17,310)	0	(905,853)	(17,310)	0	0	(22,273)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	0	0	0	0	0	0	0	0	0	0	0	0
Increase based on Incremental Fair Value of Options/ SARs Modified during Applicable FY	0	0	0	0	0	0	0	0	0	0	0	0

	2021		2022		2023		2024			2025
		Average		Average		Average			Average			Average
		Non-PEO		Non-PEO		Non-PEO			Non-PEO			Non-PEO
	1st PEO	NEO	1st PEO	NEO	1st PEO	NEO	1st PEO	2nd PEO	NEO	1st PEO	2nd PEO	NEO

		Mary							Mary
		Dean Hall;		Mary					Dean Hall;			Mary
		Stacy L.		Dean Hall;		Mary			Stacy			Dean Hall;
		Cozad;		Stacy L.		Dean Hall;			L. Cozad;			S. Edward
		Michael P.		Cozad;		Stacy L.			S. Edward			Woodcock;
		Smith;		S. Edward		Cozad;	Luis		Woodcock;		Luis	Rich White;
	John C.	S. Edward	John C.	Woodcock;	John C.	Rich White; S. Edward	Fernandez-	John C.	Rich White;	David H.	Fernandez-	Ryan Fisher;
	Fortson	Woodcock	Fortson	Rich White	Fortson	Woodcock	Moreno	Fortson	Ryan Fisher	Li	Moreno	Terry Dyer
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	0	0	0	0	0	0	0	0	0	0	0	0
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	0	0	0	0	0	0	0	0	0	0	0	0
Total Adjustments	(1,364,034)	(243,106)	1,926,865	270,190	(6,371,109)	(1,499,457)	(47,214)	(5,477,114)	(430,231)	11,669,585	530,269	674,679
Compensation Actually Paid	3,458,254	1,915,624	7,321,335	1,902,483	(1,080,067)	218,609	1,988,228	817,276	1,062,511	24,509,304	1,595,756	2,187,869
(3)	Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Tabular List

The table below represents the most important financial performance measures used by Ingevity to link compensation actually paid to our named executive officers to company performance for FY25, as discussed further in our Compensation Discussion and Analysis (CD&A).

Adjusted EBITDA
Adjusted Revenue
Diluted EPS

Total Shareholder Return Amount					$ 78,000,000	54,000,000	62,000,000	93,000,000	95,000,000
Peer Group Total Shareholder Return Amount					90,000,000	108,000,000	114,000,000	107,000,000	125,000,000
Net Income (Loss)					$ (167,100,000)	$ (430,300,000)	$ (5,400,000)	$ 211,600,000	$ 118,100,000
Company Selected Measure Amount | $ / shares					(4.61)	(11.85)	(0.15)	5.5	2.95
PEO Name	Luis Fernandez-Moreno	Luis Fernandez-Moreno	David H. Li	John C. Fortson			John C. Fortson	John C. Fortson	John C. Fortson
Equity Awards Adjustments, Footnote

	2021		2022		2023		2024			2025
		Average		Average		Average			Average			Average
		Non-PEO		Non-PEO		Non-PEO			Non-PEO			Non-PEO
	1st PEO	NEO	1st PEO	NEO	1st PEO	NEO	1st PEO	2nd PEO	NEO	1st PEO	2nd PEO	NEO

		Mary		Mary					Mary
		Dean Hall;		Dean Hall;		Mary			Dean Hall;			Mary
		Stacy L.		Stacy L.		Dean Hall;			Stacy			Dean Hall;
		Cozad;		Cozad;		Stacy L.			L. Cozad;			S. Edward
		Michael P.		Michael P.		Cozad;			S. Edward			Woodcock;
		Smith;		Smith;		S. Edward	Luis		Woodcock;		Luis	Rich White;
	John C.	S. Edward	John C.	S. Edward	John C.	Woodcock;	Fernandez-	John C.	Rich White;	David H.	Fernandez-	Ryan Fisher;
	Fortson	Woodcock	Fortson	Woodcock	Fortson	Rich White	Moreno	Fortson	Ryan Fisher	Li	Moreno	Terry Dyer
Increase/deduction for Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End, determined based on change in Fair Value from Prior FY End to Applicable FY End	(1,109,324)	(178,326)	1,512,795	196,153	(3,874,416)	(820,193)	0	(154,637)	(820,193)	0	204,997	302,841
Increase/deduction for Awards Granted during Prior FYs that Vested During Applicable FY, determined based on change in Fair Value from Prior FY End to Vesting Date	(140,069)	(39,102)	(78,275)	(30,741)	481,618	104,701	0	267,327	104,701	0	220,196	51,404
Deduction of Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	0	0	0	0	(205,906)	(17,310)	0	(905,853)	(17,310)	0	0	(22,273)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	0	0	0	0	0	0	0	0	0	0	0	0
Increase based on Incremental Fair Value of Options/ SARs Modified during Applicable FY	0	0	0	0	0	0	0	0	0	0	0	0

Measure:: 1
Pay vs Performance Disclosure
Name					Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name					Adjusted Revenue
Measure:: 3
Pay vs Performance Disclosure
Name					Diluted EPS
Luis Fernandez-Moreno
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 1,065,486	$ 2,035,442
PEO Actually Paid Compensation Amount					1,595,756	1,988,228
John C. Fortson
Pay vs Performance Disclosure
PEO Total Compensation Amount						6,294,390	$ 5,291,042	$ 5,394,470	$ 4,822,288
PEO Actually Paid Compensation Amount						817,276	(1,080,067)	7,321,335	3,458,254
Adjustment to Compensation, Amount						(5,477,114)
John C. Fortson | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
John C. Fortson | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
John C. Fortson | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
John C. Fortson | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
David H. Li
Pay vs Performance Disclosure
PEO Total Compensation Amount					12,839,719
PEO Actually Paid Compensation Amount					24,509,304
Average Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(820,193)
Average Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						104,701
Average Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
Average Non-PEO NEO [Member] | Deduction Of Fair Value Of Awards Granted During Prior F Y That Were Forfeited During Applicable F Y Determined As Of Prior F Y End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(17,310)
Average Non-PEO NEO [Member] | Increase Based On Incremental Fair Value Of Options/SARs Modified During [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Luis Fernandez-Moreno
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					530,269	(47,214)
PEO | Luis Fernandez-Moreno | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0
PEO | Luis Fernandez-Moreno | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0
PEO | Luis Fernandez-Moreno | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(135,017)	(1,135,076)
PEO | Luis Fernandez-Moreno | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					240,093	1,087,862
PEO | Luis Fernandez-Moreno | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					204,997	0
PEO | Luis Fernandez-Moreno | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0
PEO | Luis Fernandez-Moreno | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					220,196	0
PEO | Luis Fernandez-Moreno | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0
PEO | Luis Fernandez-Moreno | Deduction Of Fair Value Of Awards Granted During Prior F Y That Were Forfeited During Applicable F Y Determined As Of Prior F Y End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0
PEO | Luis Fernandez-Moreno | Increase Based On Incremental Fair Value Of Options/SARs Modified During [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0
PEO | John C. Fortson
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(5,477,114)	(6,371,109)	1,926,865	(1,364,034)
PEO | John C. Fortson | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0	0	0
PEO | John C. Fortson | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0	0	0
PEO | John C. Fortson | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(4,683,951)	(4,000,032)	(2,820,065)	(2,475,054)
PEO | John C. Fortson | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							1,227,626	3,312,410	2,360,413
PEO | John C. Fortson | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(154,637)	(3,874,416)	1,512,795	(1,109,324)
PEO | John C. Fortson | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0	0	0
PEO | John C. Fortson | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						267,327	481,618	(78,275)	(140,069)
PEO | John C. Fortson | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0	0	0
PEO | John C. Fortson | Deduction Of Fair Value Of Awards Granted During Prior F Y That Were Forfeited During Applicable F Y Determined As Of Prior F Y End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(905,853)	(205,906)	0	0
PEO | John C. Fortson | Increase Based On Incremental Fair Value Of Options/SARs Modified During [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0	0	0
PEO | David H. Li
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					11,669,585
PEO | David H. Li | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | David H. Li | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | David H. Li | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(10,500,093)
PEO | David H. Li | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					22,169,678
PEO | David H. Li | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | David H. Li | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | David H. Li | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | David H. Li | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | David H. Li | Deduction Of Fair Value Of Awards Granted During Prior F Y That Were Forfeited During Applicable F Y Determined As Of Prior F Y End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | David H. Li | Increase Based On Incremental Fair Value Of Options/SARs Modified During [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					674,679	(430,231)	(1,499,457)	270,190	(243,106)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(679,927)	(829,969)	(1,049,604)	(630,718)	(1,077,066)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,022,634	558,077	282,949	735,497	1,051,388
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					302,841	(41,541)	(820,193)	196,153	(178,326)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					51,404	(3,635)	104,701	(30,741)	(39,102)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0	0	0
Non-PEO NEO | Deduction Of Fair Value Of Awards Granted During Prior F Y That Were Forfeited During Applicable F Y Determined As Of Prior F Y End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(22,273)	(113,163)	(17,310)	0	0
Non-PEO NEO | Increase Based On Incremental Fair Value Of Options/SARs Modified During [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 0	$ 0	$ 0	$ 0	$ 0